Investment property - Summary of average price of land (Detail)	12 Months Ended
Dec. 31, 2019 USD-Per-Sq-Meter
San Isidro – Lima | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	5,100
San Isidro – Lima | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	6,000
San Isidro – Lima | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	8,200
San Martin de Porres – Lima | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,433
San Martin de Porres – Lima | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,540
San Martin de Porres – Lima | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,600
Piura | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	850
Piura | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,105
Piura | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	1,000
Other | Bottom of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	322
Other | Weighted average [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	373
Other | Top of range [member]
Disclosure of detailed information about investment property [line items]
Land Average Price	384